Acquisition (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of estimated purchase price allocation

Below is the estimated purchase price allocation related to the acquisition of GH:

(In millions)
Net assets acquired	$24.7
Goodwill	6.1

Total consideration	30.8
Less:
Cash acquired	(6.3)
Contingent consideration	(1.1)

Cash paid for acquisition, net of cash acquired	$23.4